Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 61,699	$ 29,464
Contract liabilities	75,369	53,238
Non-current	163	27
Current	75,206	53,211
Total contract liabilities	$ 75,369	$ 53,238